Other Accounts Payable - Additional Information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Payable [Line Items]
Compensation and other short term benefits payable	S/ 84,895	S/ 106,762	S/ 118,895
Account payable to former shareholder		17,178
Other current payables	38,422	20,294	23,542
Mexican subsidiaries [member]
Other Accounts Payable [Line Items]
Defined benefit liability	8,867	7,306	8,907
Citibank del Perú S.A.A. [member]
Other Accounts Payable [Line Items]
Other current payables	S/ 28,997	S/ 12,962	S/ 18,399